RISK MANAGEMENT POLICIES (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Current assets	€ 12,929	€ 89,274
Current liabilities	23,321	11,558
I L S [Member]
IfrsStatementLineItems [Line Items]
Current assets	483	150
Current liabilities	996	829
C O P [Member]
IfrsStatementLineItems [Line Items]
Current assets	5,354	1,337
Current liabilities	5,529	2,427
M X N [Member]
IfrsStatementLineItems [Line Items]
Current assets	4,788	1,734
Current liabilities	14,164	6,699
Excess of fair value
IfrsStatementLineItems [Line Items]
Current assets	14
Current liabilities		1
P A B [Member]
IfrsStatementLineItems [Line Items]
Current assets	922
Current liabilities	1,214
A R S [Member]
IfrsStatementLineItems [Line Items]
Current assets	1,368	290
Current liabilities	1,361	1,444
U S D [Member]
IfrsStatementLineItems [Line Items]
Current assets		85,763
Current liabilities	€ 57	€ 158